Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 2.3%
Electronic Arts, Inc.	17,294	$2,610,356
T-Mobile US, Inc.	14,474	2,638,321
		5,248,677

Consumer Discretionary - 6.1%
Darden Restaurants, Inc. (a)	13,500	1,974,915
Home Depot, Inc.	5,667	2,086,363
McDonald's Corp.	9,800	2,600,920
Ross Stores, Inc.	14,427	2,066,379
TJX Cos., Inc.	24,530	2,772,381
Yum! Brands, Inc. (a)	17,262	2,292,911
		13,793,869

Consumer Staples - 18.2%
Altria Group, Inc.	45,641	2,236,865
Church & Dwight Co., Inc.	20,856	2,044,097
Coca-Cola Co.	45,727	3,051,820
Colgate-Palmolive Co.	28,623	2,839,115
Constellation Brands, Inc. - Class A	8,151	1,998,299
Costco Wholesale Corp.	2,708	2,225,976
General Mills, Inc.	29,672	1,992,178
Hershey Co. (a)	9,785	1,932,342
Kellanova	32,212	1,873,128
Keurig Dr Pepper, Inc.	60,104	2,060,365
Kimberly-Clark Corp.	17,159	2,317,323
Mondelez International, Inc. - Class A	31,477	2,151,453
PepsiCo, Inc.	12,978	2,240,911
Philip Morris International, Inc.	23,106	2,660,887
Procter & Gamble Co.	16,129	2,592,898
Sysco Corp.	28,312	2,170,115
The Kraft Heinz Co.	58,968	2,076,263
Walmart, Inc.	40,864	2,804,905
		41,268,940

Energy - 2.1%
Kinder Morgan, Inc.	117,720	2,487,424
Williams Cos., Inc.	51,876	2,227,555
		4,714,979

Financials - 19.0%
Aflac, Inc.	22,680	2,163,218
Ameriprise Financial, Inc.	4,548	1,955,958
Arthur J Gallagher & Co. (a)	8,835	2,504,634
Berkshire Hathaway, Inc. - Class B - Class B (b)	7,551	3,311,114
Brown & Brown, Inc.	24,384	2,424,501
Cboe Global Markets, Inc.	11,143	2,044,852
Chubb Ltd.	8,687	2,394,658
CME Group, Inc.	10,264	1,988,240
Fiserv, Inc. (b)	14,590	2,386,486
Hartford Financial Services Group, Inc.	21,804	2,418,500
Intercontinental Exchange, Inc.	17,276	2,618,351
JPMorgan Chase & Co.	11,343	2,413,790
Loews Corp.	33,278	2,660,576
Marsh & McLennan Cos., Inc.	12,659	2,817,514
MasterCard, Inc. - Class A	5,127	2,377,441
S&P Global, Inc.	4,450	2,157,049
Travelers Cos., Inc.	9,319	2,017,004
Visa, Inc. - Class A	9,339	2,481,092
		43,134,978

Health Care - 9.8%
Abbott Laboratories	19,948	2,113,291
AbbVie, Inc.	12,474	2,311,682
Cencora, Inc.	11,201	2,664,494
Hologic, Inc. (b)	26,022	2,123,655
Johnson & Johnson	16,812	2,653,774
Labcorp Holdings, Inc.	10,251	2,208,475
McKesson Corp.	3,559	2,195,974
Medtronic PLC	24,630	1,978,282
Merck & Co., Inc.	16,636	1,882,031
Quest Diagnostics, Inc.	14,496	2,062,781
		22,194,439

Industrials - 17.7%
AMETEK, Inc.	14,150	2,454,742
Automatic Data Processing, Inc.	8,383	2,201,543
Broadridge Financial Solutions, Inc.	10,878	2,327,892
Cintas Corp.	2,952	2,255,151
CSX Corp.	62,460	2,192,346
General Dynamics Corp.	7,310	2,183,570
Honeywell International, Inc.	11,527	2,360,153
IDEX Corp.	9,005	1,877,362
Illinois Tool Works, Inc.	8,841	2,186,202
Lockheed Martin Corp.	4,691	2,542,147
Nordson Corp.	7,686	1,924,036
Otis Worldwide Corp.	23,344	2,206,008
Paychex, Inc. (a)	16,307	2,087,622
Republic Services, Inc.	16,133	3,134,965
Union Pacific Corp.	7,768	1,916,599
Verisk Analytics, Inc.	8,442	2,209,694
Waste Management, Inc.	11,919	2,415,505
Xylem, Inc./NY	13,756	1,836,426
		40,311,963

Information Technology - 7.0%
Amphenol Corp. - Class A	33,195	2,133,111
Apple, Inc.	10,462	2,323,401
CDW Corp.	9,185	2,003,340
Cisco Systems, Inc.	41,780	2,024,241
Motorola Solutions, Inc.	6,080	2,425,434
Roper Technologies, Inc.	4,914	2,676,902
VeriSign, Inc. (b)	12,349	2,309,386
		15,895,815

Materials - 2.8%
Avery Dennison Corp.	8,702	1,886,855
Ecolab, Inc.	8,707	2,008,618
Linde PLC	5,388	2,443,458
		6,338,931

Utilities - 14.1%
Alliant Energy Corp.	38,681	2,152,984
Atmos Energy Corp.	18,424	2,356,061
CenterPoint Energy, Inc.	68,974	1,914,029
CMS Energy Corp.	31,547	2,044,246
Consolidated Edison, Inc.	22,049	2,150,218
DTE Energy Co.	17,010	2,050,215
Duke Energy Corp.	21,296	2,327,014
Entergy Corp.	17,892	2,074,935
FirstEnergy Corp.	50,075	2,098,643
NiSource, Inc. (a)	66,596	2,081,125
PPL Corp.	73,881	2,195,743
Public Service Enterprise Group, Inc.	29,106	2,321,786
Sempra	26,630	2,131,998
Southern Co.	26,833	2,241,092
WEC Energy Group, Inc.	22,895	1,970,344
		32,110,433
TOTAL COMMON STOCKS (Cost $211,419,732)		225,013,024

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Realty Income Corp. (a)	34,880	2,003,159
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,927,730)		2,003,159

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.0%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (c)	13,607,564	13,607,564
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,607,564)		13,607,564

TOTAL INVESTMENTS - 106.0% (Cost $226,955,026)		240,623,747
Liabilities in Excess of Other Assets - (6.0)%		(13,401,114)
TOTAL NET ASSETS - 100.0%		$227,222,633

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $13,285,867 which represented 5.8% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Lunt Large Cap Alternator ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$225,013,024	$–	$–	$225,013,024
Real Estate Investment Trusts	2,003,159	–	–	2,003,159
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	13,607,564
Total Investments	$227,016,183	$–	$–	$240,623,747

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.